Schedule of bonds (Details) - Foreign currency - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issue amount		R$ 7,300,000
Borrowings		29,145,214	R$ 34,963,651
Outstanding amount		R$ 5,299,002
Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Oct-2010 and feb-2012
Issue amount	[1]	R$ 700,000
Maturity	[1]	no maturity date
Interest (% per year)	[1]	7.38%
Borrowings	[1]		2,598,350
Bonds 2 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Jul-2011 and jul-2012
Issue amount	[1]		750,000
Maturity	[1]	Jul-2041
Interest (% per year)	[1]	7.13%
Borrowings	[1]	R$ 3,158,050	4,019,404
Outstanding amount	[1]	R$ 572,878
Bonds 3 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	May-2012
Issue amount	[1]	R$ 500,000
Maturity	[1]	May-2022
Interest (% per year)	[1]	5.38%
Borrowings	[1]		1,500,304
Bonds 4
IfrsStatementLineItems [Line Items]
Issue date	[1]	Feb-2014 and may-2014
Issue amount	[1]	R$ 750,000
Maturity	[1]	Feb-2024
Interest (% per year)	[1]	6.45%
Borrowings	[1]	R$ 3,278,994	4,000,875
Outstanding amount	[1]	R$ 596,623
Bonds 5 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Oct-2017
Issue amount	[1]	R$ 500,000
Maturity	[1]	Jan-2023
Interest (% per year)	[1]	3.50%
Borrowings	[1]	R$ 57	1,034,179
Outstanding amount	[1]	R$ 104,705
Bonds 6
IfrsStatementLineItems [Line Items]
Issue date		Oct-2017
Issue amount		R$ 1,250,000
Maturity		Jan-2028
Interest (% per year)		4.50%
Borrowings		R$ 6,454,087	6,633,913
Outstanding amount		R$ 1,174,796
Bonds 7 [Member]
IfrsStatementLineItems [Line Items]
Issue date		Nov-2019
Issue amount		R$ 1,500,000
Maturity		Jan-2030
Interest (% per year)		4.50%
Borrowings		R$ 8,220,293	7,941,207
Outstanding amount		R$ 1,500,000
Bonds 8
IfrsStatementLineItems [Line Items]
Issue date		Nov-2019
Issue amount		R$ 750,000
Maturity		Jan-2050
Interest (% per year)		5.88%
Borrowings		R$ 4,119,496	3,992,933
Outstanding amount		R$ 750,000
Bonds 9 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[2]	Jul-2020
Issue amount	[2]	R$ 600,000
Maturity	[2]	Jan-2081
Interest (% per year)	[2]	8.50%
Borrowings	[2]	R$ 3,340,332	R$ 3,242,486
Outstanding amount	[2]	R$ 600,000

[1]	Prepayments were made in 2021 in the total amount of US$1.3 billion.
[2]	The bond is recorded as a financial liability. According to the specific methodology applied by some rating agencies, only for the purposes of calculating leverage, 50% of the referred bond is classified as a hybrid capital instrument.